Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Summary of Long-Term Debt

	December 31, 2013 $	December 31, 2012 $
Revolving Credit Facilities	1,919,086	1,627,979
Senior Notes (8.5%) due January 15, 2020	447,430	447,115
Norwegian Kroner-denominated Bonds due through September 2018	691,778	467,223
U.S. Dollar-denominated Term Loans due through 2023	2,523,523	2,432,374
U.S. Dollar-denominated Term Loan Variable Interest Entity due October 2016	—	230,359
U.S. Dollar Bonds due through 2023	174,150	—
Euro-denominated Term Loans due through 2023	340,221	341,382
U.S. Dollar-denominated Unsecured Demand Loans due to Joint Venture Partners	13,282	13,282

Total	6,109,470	5,559,714
Less current portion	996,425	797,411

Long-term portion	5,113,045	4,762,303